Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule Of Future Miinimum Lease Payments Under Operating Leases

Year	Amount
2018	$32
2019	21
2020	14
2021	11
2022	10
Thereafter	1
Total future minimum lease payments	$89